SELECTED STATEMENTS OF PROFIT OR LOSS DATA	12 Months Ended
Dec. 31, 2023
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
SELECTED STATEMENTS OF PROFIT OR LOSS DATA

NOTE 21: — SELECTED STATEMENTS OF PROFIT OR LOSS DATA

a.	Cost of revenue:

	Year ended December 31,
	2023	2022	2021
Labor	$4,145	$4,163	$2,307
Promotion	—	—	35
Credit card fees	1,045	1,209	1,182
Servers	996	874	651
Services and tools	194	284	169
Travel	66	52	10
Depreciation and amortization	1,180	920	107
Share- based compensation	692	290	98
Other	161	67	37
	$8,479	$7,859	$4,596

b.	Research and development:

Labor	$8,976	$8,809	$6,828
Servers	285	295	257
Software	228	222	199
Travel	53	114	25
Depreciation and amortization	374	387	296
Share- based compensation	1,337	349	184
Other	254	41	33
	$11,507	$10,217	$7,822

NOTE 21: — SELECTED STATEMENTS OF PROFIT OR LOSS DATA (Cont.)

c.	Selling and marketing:

Labor	$7,569	$5,170	$4,953
Marketing and Promotion (*)	320	2,621	1,952
Digital Advertising	1,990	2,276	535
Travel	473	243	78
Software tools	360	185	165
Communication and PR	25	12	21
Depreciation and amortization	1,074	980	536
Share- based compensation	1,336	524	348
Trade shows	306	181	10
Revenue share	187	147	-
Web site	108	156	53
Other	636	254	123
	$14,384	$12,749	$8,774

(*)expense related to share issuance for the DACC (see Note 17c.2).

d.	General and administrative:

	Year ended December 31,
	2023	2022	2021
Labor	$4,974	$4,716	$3,821
D&O insurance	1,623	95	73
Rent and related	681	682	373
Consulting	2,497	2,312	516
Office expenses	608	492	145
Software tools	665	494	233
Travel	180	147	30
Depreciation & Amortization	163	126	159
Share- based compensation	2,061	743	305
Bad debt	384	227	55
Changes in the fair value of contingent consideration	(1,583)	(935)	—
Other	154	546	563
	$12,407	$9,645	$6,273